Equity - Summary of Appropriations of Earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Cash dividends	$ (11,415,198)	$ (12,476,779)	$ (15,589,825)
Appropriations of earnings	(11,415,198)	$ (12,476,779)	$ (15,589,825)
Cash dividends		$ 1.40	$ 1.60
Unappropriated earnings [member]
Disclosure of classes of share capital [line items]
Legal reserve	(2,168,034)	$ (1,947,887)	$ (2,359,267)
Cash dividends	(11,415,198)	(12,476,779)	(15,589,825)
Appropriations of earnings	$ (13,583,232)	$ (14,424,666)	$ (17,949,092)